Statements of Changes in Net Assets Available for Benefits - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Investment income of Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	$ 141,358,841	$ 132,447,132
Interest on notes receivable from participants	318,043	283,617
Total income	141,676,884	132,730,749
Contributions:
Participant	28,114,630	29,804,645
Participant rollovers	2,317,048	4,692,315
Company	22,869,321	23,725,531
Total contributions	53,300,999	58,222,491
Total additions to net assets	194,977,883	190,953,240
Deductions:
Benefit payments and withdrawals	111,078,103	94,277,733
Administrative expenses	193,141	234,943
Total deductions	111,271,244	94,512,676
Net increase prior to transfers	83,706,639	96,440,564
Transfers from (to) other Harley plans	29,000	148,405
Net increase	83,735,639	96,588,969
Net assets available for benefits at beginning of year	966,952,766	870,363,797
Net assets available for benefits at end of year	1,050,688,405	966,952,766
EBP 005
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Investment income of Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	25,380,359	25,068,117
Interest on notes receivable from participants	188,275	151,052
Total income	25,568,634	25,219,169
Contributions:
Participant	5,585,288	6,312,058
Participant rollovers	469,996	267,940
Company	2,876,087	2,314,622
Total contributions	8,931,371	8,894,620
Total additions to net assets	34,500,005	34,113,789
Deductions:
Benefit payments and withdrawals	25,374,686	31,215,710
Administrative expenses	82,045	91,133
Total deductions	25,456,731	31,306,843
Net increase prior to transfers	9,043,274	2,806,946
Transfers from (to) other Harley plans	(29,000)	28,046
Net increase	9,014,274	2,834,992
Net assets available for benefits at beginning of year	183,733,618	180,898,626
Net assets available for benefits at end of year	192,747,892	183,733,618
EBP 008
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) [Abstract]
Investment income of Harley-Davidson Retirement Savings Plan Master Trust (Note 3)	13,796,616	12,557,966
Interest on notes receivable from participants	115,162	89,199
Total income	13,911,778	12,647,165
Contributions:
Participant	3,548,460	3,814,178
Participant rollovers	410,502	60,242
Company	1,576,809	1,706,312
Total contributions	5,535,771	5,580,732
Total additions to net assets	19,447,549	18,227,897
Deductions:
Benefit payments and withdrawals	14,066,101	13,523,726
Administrative expenses	83,686	96,320
Total deductions	14,149,787	13,620,046
Net increase prior to transfers	5,297,762	4,607,851
Transfers from (to) other Harley plans	0	(176,451)
Net increase	5,297,762	4,431,400
Net assets available for benefits at beginning of year	97,802,379	93,370,979
Net assets available for benefits at end of year	$ 103,100,141	$ 97,802,379